Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2024
Recently issued accounting standards [Abstract]
Recently Issued Accounting Standards
Note 24. Recently Issued Accounting Standards

New and amended standards and interpretations

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Lack of exchangeability – Amendments to IAS 21

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

The amendments will be effective for annual reporting periods beginning on or after 1 January 2025. Early adoption is permitted, but will need to be disclosed. When applying the amendments, an entity cannot restate comparative information.

The amendments are not expected to have a material impact on the Company’s consolidated financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.

The Company is currently working to identify all impacts the amendments will have on the consolidated financial statements and notes to the consolidated financial statements.

IFRS 19 Subsidiaries without Public Accountability: Disclosures

In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with IFRS accounting standards.

IFRS 19 will become effective for reporting periods beginning on or after January 1, 2027, with early application permitted.

As the Company’s equity instruments are publicly traded, it is not eligible to elect to apply IFRS 19.